FINANCIAL INCOME (EXPENSES), NET	12 Months Ended
Dec. 31, 2017
Other Income and Expenses [Abstract]
FINANCIAL INCOME (EXPENSES), NET
NOTE 12:       FINANCIAL INCOME (EXPENSES), NET

	Year ended December 31,
	2015	2016	2017

Bank charges	$(86)	$(144)	$(158)
Exchange rate income (losses), net	(1,723)	(969)	1,735

	(1,809)	(1,113)	1,577

Interest income	330	1,358	2,526

Financial income (expenses), net	$(1,479)	$245	$4,103